Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
2024 PAY VERSUS PERFORMANCE
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (Loss) ($)	Non-GAAP EBITDA(6) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2024	8,174,639	14,846,903	2,863,738	4,309,265	54.48	84.53	12,531,000	135,775,000
2023	11,022,072	4,283,137	2,960,737	2,707,080	46.05	86.74	(20,371,000)	137,885,000
2022	7,902,397	(13,263,924)	2,420,898	(2,970,567)	61.70	86.04	5,648,000	192,885,000
2021	8,437,413	23,007,852	3,380,842	7,279,179	220.80	114.41	77,849,000	229,617,000
2020	8,028,508	15,533,481	2,250,868	4,029,011	146.87	127.18	32,194,000	159,388,000

(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022, 2023, and 2024 and the Company’s other NEOs for the applicable years were as follows:

2024: Nnamdi Njoku, Nchacha E. Etta, and Corey J. Manley
2023: Nchacha E. Etta; Corey J. Manley; Peter J. Kuipers; Scott P. Seidelmann; and Christine Mellon.
2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon.
2020: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Nhat H. Ngo.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lipps and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Mr. Lipps.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lipps and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not indicative of future stock price performance.

(5)
The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the healthcare industry.

(6)
As noted in the CD&A, for 2024, the Compensation Committee determined that non-GAAP EBITDA is a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. Under the annual performance-based cash bonus awards, non-GAAP EBITDA for incentive purposes represents the Company’s as-reported non-GAAP EBITDA for each quarter and is defined as earnings before interest income and expense, taxes, depreciation, amortization, and share-based compensation expenses pursuant to ASC Topic 718, as well as excluding certain other non-GAAP adjustments such as acquisition-related expenses, impairment and abandonment of operating lease right-of-use and other assets related to facilities, severance-related expenses, amortization of debt issuance costs, restructuring expenses, executive transition costs, ransomware-related insurance recoveries, legal and regulatory expenses, management severance costs, and gains on extinguishment of convertible senior notes, net.
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2024	8,174,639	(6,009,274)	13,625,167	222,306	—	96,805	(1,262,740)	—	14,846,903
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	—	15,533,481
Other NEOs(i)
2024	2,863,738	(2,118,720)	3,750,796	76,171	—	36,350	(299,070)	—	4,309,265
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.
(i)
See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Non-GAAP EBITDA
Named Executive Officers, Footnote
(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022, 2023, and 2024 and the Company’s other NEOs for the applicable years were as follows:

2024: Nnamdi Njoku, Nchacha E. Etta, and Corey J. Manley
2023: Nchacha E. Etta; Corey J. Manley; Peter J. Kuipers; Scott P. Seidelmann; and Christine Mellon.
2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon.
2020: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Nhat H. Ngo.

Peer Group Issuers, Footnote	(5) The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the healthcare industry.
PEO Total Compensation Amount	$ 8,174,639	$ 11,022,072	$ 7,902,397	$ 8,437,413	$ 8,028,508
PEO Actually Paid Compensation Amount	$ 14,846,903	4,283,137	(13,263,924)	23,007,852	15,533,481
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2024	8,174,639	(6,009,274)	13,625,167	222,306	—	96,805	(1,262,740)	—	14,846,903
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	—	15,533,481
Other NEOs(i)
2024	2,863,738	(2,118,720)	3,750,796	76,171	—	36,350	(299,070)	—	4,309,265
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.
(i)
See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,863,738	2,960,737	2,420,898	3,380,842	2,250,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,309,265	2,707,080	(2,970,567)	7,279,179	4,029,011
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2024	8,174,639	(6,009,274)	13,625,167	222,306	—	96,805	(1,262,740)	—	14,846,903
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	—	15,533,481
Other NEOs(i)
2024	2,863,738	(2,118,720)	3,750,796	76,171	—	36,350	(299,070)	—	4,309,265
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.
(i)
See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2024. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.
•
Non-GAAP EBITDA

•
SaaS and Expert Services Revenue

•
Total Revenue

•
Relative Total Shareholder Return

•
Stock Price

Total Shareholder Return Amount	$ 54.48	46.05	61.7	220.8	146.87
Peer Group Total Shareholder Return Amount	84.53	86.74	86.04	114.41	127.18
Net Income (Loss)	$ 12,531,000	$ (20,371,000)	$ 5,648,000	$ 77,849,000	$ 32,194,000
Company Selected Measure Amount	135,775,000	137,885,000	192,885,000	229,617,000	159,388,000
PEO Name	Mr. Lipps
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EBITDA
Non-GAAP Measure Description
(6)
As noted in the CD&A, for 2024, the Compensation Committee determined that non-GAAP EBITDA is a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. Under the annual performance-based cash bonus awards, non-GAAP EBITDA for incentive purposes represents the Company’s as-reported non-GAAP EBITDA for each quarter and is defined as earnings before interest income and expense, taxes, depreciation, amortization, and share-based compensation expenses pursuant to ASC Topic 718, as well as excluding certain other non-GAAP adjustments such as acquisition-related expenses, impairment and abandonment of operating lease right-of-use and other assets related to facilities, severance-related expenses, amortization of debt issuance costs, restructuring expenses, executive transition costs, ransomware-related insurance recoveries, legal and regulatory expenses, management severance costs, and gains on extinguishment of convertible senior notes, net.

Measure:: 2
Pay vs Performance Disclosure
Name	SaaS and Expert Services Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,009,274)	$ (9,174,870)	$ (6,699,022)	$ (6,001,550)	$ (6,050,819)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,625,167	3,031,350	1,328,514	10,175,965	9,040,517
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,306	(312,629)	(8,414,632)	5,991,052	4,238,153
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			470,595	830,085
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,805	164,437	(7,851,777)	3,574,887	277,122
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,262,740)	(447,223)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,118,720)	(1,404,150)	(1,879,383)	(2,374,967)	(1,355,693)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,750,796	1,408,170	326,852	3,930,801	1,837,660
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,171	(43,870)	(1,698,012)	1,229,594	1,127,068
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			131,140	363,110	101,699
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,350	72,948	(1,607,035)	749,800	67,408
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,070)	(402,639)	(665,026)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 115,884